                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina             July 20, 2012
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 111
Form 13F Information Table Value Total: (thousands) 266,185
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F
as of 6/30/2012

                                                                                                     VOTING AUTHORITY
                                   TITLE OF             MARKET VALUE SHARES/PAR        INVESTMENT ---------------------
NAME OF ISSUER                       CLASS     CUSIP     (100'S)        VALUE   SH/PRN DISCRETION    SOLE   SHARED NONE
--------------                     -------- ----------- ------------ ---------- ------ ---------- --------- ------ ----
AAR CORP 1.625% Conv Bd              BOND   000361-AK-1     1,877    2,000,000    PRN     Sole    2,000,000
CERADYNE INC 2.875% Conv Corp Bd     BOND   156710-AA-3     2,882    2,875,000    PRN     Sole    2,875,000
ENERSYS 3.375% Convertible Bond      BOND   29275Y-AA-0     1,138    1,000,000    PRN     Sole    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd     BOND   527288-AX-2     1,300    1,190,000    PRN     Sole    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd      BOND   58470K-AA-2     1,259    1,000,000    PRN     Sole    1,000,000
NUANCE COMMUNIC  2.75% Conv Bds      BOND   67020Y-AB-6     1,379    1,000,000    PRN     Sole    1,000,000
TRANSOCEAN INC 1.50% Conv Bd         BOND   893830-AW-9     2,786    2,800,000    PRN     Sole    2,800,000
VERTEX PHARM 3.35% Corp Bond         BOND   92532F-AN-0     1,306    1,000,000    PRN     Sole    1,000,000
AAR CORP                             COM    000361-10-5       404       30,000    SH      Sole       30,000
AGL RESOURCE  INC.                   COM    001204-10-6       434       11,200    SH      Sole       11,200
AT&T INC                             COM    00206R-10-2       357       10,000    SH      Sole       10,000
ABBOTT LABORATORIES                  COM    002824-10-0       645       10,000    SH      Sole       10,000
ADVANCED MICRO DEVICES  INC.         COM    007903-10-7       458       80,000    SH      Sole       80,000
ALTRIA GROUP INC                     COM    02209S-10-3       207        6,000    SH      Sole        6,000
AMERIGROUP CORP                      COM    03073T-10-2       863       13,097    SH      Sole       13,097
ANADARKO PETROLEUM CORP              COM    032511-10-7     5,296       80,000    SH      Sole       80,000
APACHE CORP                          COM    037411-10-5     1,758       20,000    SH      Sole       20,000
BP AMOCO P L C ADR                   COM    055622-10-4     3,739       92,240    SH      Sole       92,240
BABCOCK & WILCOX CO New              COM    05615F-10-2     1,225       50,000    SH      Sole       50,000
BARD-C R-INC                         COM    067383-10-9     2,793       26,000    SH      Sole       26,000
BARRICK GOLD CORP                    COM    067901-10-8     1,518       39,576    SH      Sole       39,576
BAXTER INTERNATIONAL  INC            COM    071813-10-9     3,721       70,000    SH      Sole       70,000
BECTON DICKINSON                     COM    075887-10-9     2,990       40,000    SH      Sole       40,000
BHP BILLITON LTD                     COM    088606-10-8     9,142      140,000    SH      Sole      140,000
BRISTOL MYERS SQUIBB CO              COM    110122-10-8     4,729      131,549    SH      Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS       COM    111621-30-6       493      100,000    SH      Sole      100,000
CVS CAREMARK CORP                    COM    126650-10-0     1,402       30,000    SH      Sole       30,000
CAMPBELL SOUP CO                     COM    134429-10-9     1,335       40,000    SH      Sole       40,000
CANADIAN PACIFIC RAILWAY LTD         COM    13645T-10-0     3,557       47,600    SH      Sole       47,600
CENOVUS ENERGY INC                   COM    15135U-10-9     3,237      100,000    SH      Sole      100,000
CHEVRON CORP                         COM    166764-10-0     9,415       89,240    SH      Sole       89,240
CISCO SYSTEMS                        COM    17275R-10-2     5,838      340,000    SH      Sole      340,000
CONOCOPHILLIPS                       COM    20825C-10-4     6,985      125,000    SH      Sole      125,000
DIREXION DAILY FINL BEAR ETF         COM    25459W-14-4     2,718      120,000    SH      Sole      120,000
DOMINION RESOURCES INC               COM    25746U-10-9     1,865       34,528    SH      Sole       34,528
DUPONT DENEMOURS & CO                COM    263534-10-9     1,062       21,000    SH      Sole       21,000
DUKE ENERGY HOLDING CORPORATION      COM    26441C-10-5     5,488      238,000    SH      Sole      238,000
EMC CORP                             COM    268648-10-2     5,166      201,553    SH      Sole      201,553

EXCO RESOURCES INC                   COM    269279-40-2       546       71,900    SH      Sole       71,900
ECHO GLOBAL LOGISTICS INC            COM    27875T-10-1       132        6,900    SH      Sole        6,900
ENCANA CORPORATION                   COM    292505-10-4     3,180      150,000    SH      Sole      150,000
EXXON MOBIL CORP                     COM    30231G-10-2     8,985      105,000    SH      Sole      105,000
FLUOR CORP NEW                       COM    343412-10-2     1,974       40,000    SH      Sole       40,000
FLOWERS FOODS                        COM    343498-10-1     2,118       91,162    SH      Sole       91,162
FREEPORT MCMORAN COPPER & GOLD       COM    35671D-85-7     1,524       44,740    SH      Sole       44,740
GENERAL DYNAMICS CORPORATION         COM    369550-10-8     1,319       20,000    SH      Sole       20,000
GLOBAL  PAYMENTS INC                 COM    37940X-10-2     2,334       54,000    SH      Sole       54,000
GUIDEWIRE SOFTWARE INC               COM    40171V-10-0     1,406       50,000    SH      Sole       50,000
HARRIS CORP                          COM    413875-10-5     1,674       40,000    SH      Sole       40,000
HEWLETT PACKARD COMPANY              COM    428236-10-3     3,017      150,000    SH      Sole      150,000
HOME DEPOT INC                       COM    437076-10-2     2,120       40,000    SH      Sole       40,000
HORNBECK OFFSHORE SERVICES INC       COM    440543-10-6     1,163       30,000    SH      Sole       30,000
HUNTINGTON INGALLS INDUSTRIES        COM    446413-10-6       374        9,285    SH      Sole        9,285
ILLINOIS TOOL WORKS INC              COM    452308-10-9       317        6,000    SH      Sole        6,000
INTEL CORP                           COM    458140-10-0     1,599       60,000    SH      Sole       60,000
INTERNATIONAL BUSINESS MACHS CORP    COM    459200-10-1    16,233       83,000    SH      Sole       83,000
JPMORGAN CHASE & CO                  COM    46625H-10-0     1,072       30,000    SH      Sole       30,000
JOHNSON & JOHNSON                    COM    478160-10-4     6,756      100,000    SH      Sole      100,000
KRAFT FOODS INC                      COM    50075N-10-4       196        5,076    SH      Sole        5,076
L-3 COMMUNICATIONS HLDGS             COM    502424-10-4       740       10,000    SH      Sole       10,000
LINCOLN NATIONAL CORP                COM    534187-10-9       497       22,734    SH      Sole       22,734
LOCKHEED MARTIN CORPORATION          COM    539830-10-9     6,966       80,000    SH      Sole       80,000
MCDERMOTT INTERNATIONAL  INC         COM    580037-10-9     2,228      200,000    SH      Sole      200,000
MERCK & COMPANY New                  COM    58933Y-10-5     4,593      110,000    SH      Sole      110,000
MICROSOFT CORP                       COM    594918-10-4     8,565      280,000    SH      Sole      280,000
MONSANTO COMPANY                     COM    61166W-10-1       847       10,234    SH      Sole       10,234
NEWMONT MINING CORP                  COM    651639-10-6     3,277       67,561    SH      Sole       67,561
NORTHROP GRUMMAN CORP                COM    666807-10-2     3,554       55,712    SH      Sole       55,712
NUANCE COMMUNICATIONS INC            COM    67020Y-10-0     1,000       42,000    SH      Sole       42,000
ORBITAL SCIENCES CORP                COM    685564-10-6     1,081       83,700    SH      Sole       83,700
PALL CORP                            COM    696429-30-7       274        5,000    SH      Sole        5,000
PFIZER INC                           COM    717081-10-3     4,739      206,050    SH      Sole      206,050
PHILIP MORRIS INTERNATIONAL          COM    718172-10-9       262        3,000    SH      Sole        3,000
PHILLIPS 66                          COM    718546-10-4     2,078       62,500    SH      Sole       62,500
PIEDMONT NATURAL GAS COMPANY INC     COM    720186-10-5     8,385      260,488    SH      Sole      260,488
POWERSHARES DB INDEX COMMODITY ETF   COM    73935S-10-5       644       25,000    SH      Sole       25,000
PROGRESS ENERGY INC                  COM    743263-10-5     2,407       40,000    SH      Sole       40,000
ULTRASHORT S&P 500 PROSHARES ETF     COM    74347R-88-3     6,236      400,000    SH      Sole      400,000
RAYTHEON CO                          COM    755111-50-7     7,555      133,500    SH      Sole      133,500
SCANA CORP                           COM    80589M-10-2     2,201       46,000    SH      Sole       46,000
SCANSOURCE INC.                      COM    806037-10-7     2,406       78,535    SH      Sole       78,535
SCHLUMBERGER LTD                     COM    806857-10-8     5,258       81,000    SH      Sole       81,000
SPECTRA ENERGY CORP                  COM    847560-10-9     4,504      155,000    SH      Sole      155,000
TEXAS INSTRUMENTS INC                COM    882508-10-4     1,435       50,000    SH      Sole       50,000
THERMO FISHER SCIENTIFIC INC         COM    883556-10-2     1,038       20,000    SH      Sole       20,000
TRIMBLE NAVIGATIONS LTD              COM    896239-10-0     1,380       30,000    SH      Sole       30,000
UNITED TECHNOLOGIES CORP             COM    913017-10-9     8,686      115,000    SH      Sole      115,000

VERTEX PHARMACEUTICALS               COM    92532F-10-0     1,118       20,000    SH      Sole       20,000
WILLIAMS COMPANIES                   COM    969457-10-0     4,611      160,000    SH      Sole      160,000
WPX ENERGY INC                       COM    98212B-10-3     1,618      100,000    SH      Sole      100,000
XEROX CORPORATION                    COM    984121-10-3     1,181      150,000    SH      Sole      150,000
ZIMMER HOLDINGS INC                  COM    98956P-10-2       322        5,000    SH      Sole        5,000
COVIDIEN LTD                         COM    G2554F-11-3     1,338       25,000    SH      Sole       25,000
NABORS INDUSTRIES LTD                COM    G6359F-10-3       518       36,000    SH      Sole       36,000
TRANSOCEAN INC.                      COM    H8817H-10-0     2,669       59,662    SH      Sole       59,662
ADVANCED MICRO Jul 21                CALLS  007903-10-7        (1)     (40,000)   SH      Sole      (40,000)
CISCO Sept 22                        CALLS  17275R-10-2        (9)     (18,500)   SH      Sole      (18,500)
CVS CAREMARK Aug 18                  CALLS  126650-10-0        (4)      (5,000)   SH      Sole       (5,000)
DIREXION ETF Jul 21                  CALLS  25459W-14-4        (5)     (60,000)   SH      Sole      (60,000)
DIREXION ETF Oct 20                  CALLS  25459W-14-4       (19)     (22,500)   SH      Sole      (22,500)
EMC CORP Jul 21                      CALLS  268648-10-2        (2)     (80,000)   SH      Sole      (80,000)
ENCANA CORP Jul 21                   CALLS  292505-10-4       (56)     (40,000)   SH      Sole      (40,000)
EXCO RES Sept 22                     CALLS  269279-40-2       (56)     (50,000)   SH      Sole      (50,000)
HEWLETT PACKARD Aug 18               CALLS  428236-10-3        (3)    (100,000)   SH      Sole     (100,000)
HOME DEPOT Aug 18                    CALLS  437076-10-2      (210)     (30,000)   SH      Sole      (30,000)
INTEL CORP Oct 20                    CALLS  458140-10-0       (29)     (40,000)   SH      Sole      (40,000)
JOHNSON & JOHNSON Jul 21             CALLS  478160-10-4       (81)     (30,000)   SH      Sole      (30,000)
JP MORGAN Sept 22                    CALLS  46625H-10-0       (20)     (10,000)   SH      Sole      (10,000)
PROSHARES ETF Sept 22                CALLS  74347R-88-3       (54)    (180,000)   SH      Sole     (180,000)
TRANSOCEAN LTD Aug 18                CALLS  H8817H-10-0        (1)     (20,000)   SH      Sole      (20,000)
VERTEX PHARM Jul 21                  CALLS  92532F-10-0      (280)     (20,000)   SH      Sole      (20,000)

                                            111 ISSUES    266,185